NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Nature Of Operations And Ability To Continue As Going Concern Abstract
Comprehensive loss	$ 634,059	$ 2,739,060	$ 4,944,231
Accumulated deficit	17,144,688	$ 16,535,760
Net cash proceeds pursuant to financing activities	$ 1,965,998